Operating Leases - Schedule of Property on Operating Lease (Details) - Building - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Property Subject To Or Available For Operating Lease [Line Items]
Building	¥ 53,049,213	¥ 53,049,213
Less: Accumulated depreciation	(20,497,038)	(18,714,584)
Property on Operating Lease, net	¥ 32,552,175	¥ 34,334,629